Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

A reconciliation of the numerators and denominators of the basic earnings per common share and diluted earnings per common share computations for 2012 and 2011 is presented below.

	2012	2011
Basic earnings per common share:
Net income available to common stockholders	$6,852,915	$5,384,982
Weighted-average common shares outstanding	2,839,719	2,832,161
Basic earnings per common share	$2.41	$1.90

Diluted earnings per common share:
Net income available to common stockholders	$6,852,915	$5,384,982
Weighted-average common shares outstanding	2,839,719	2,832,161
Weighted-average common and dilutive potential common shares outstanding	2,839,719	2,832,161
Diluted earnings per common share	$2.41	$1.90